FEDERATED HERMES MONEY MARKET OBLIGATIONS TRUST

4000 Ericsson Drive
Warrendale, Pennsylvania 15086-7561

March 21, 2023

EDGAR Operations Branch
U.S. Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, DC 20549-4720

RE:	FEDERATED HERMES MONEY MARKET OBLIGATIONS TRUST (the “Registrant”) Federated Hermes Trust for U.S. Treasury Obligations (the “Fund”) 1933 Act File No. 33-31602 1940 Act File No. 811-05950

Dear Sir or Madam:

Post-Effective Amendment No. 249 under the Securities Act of 1933 and Amendment No. 251 under the Investment Company Act of 1940 to the Registration Statement of the above-named Registrant is hereby electronically transmitted.

As indicated on the facing page of the Amendment, the Registrant has specified that it is to become effective June 1, 2023 pursuant to the provisions of Rule 485(a)(1) under the Securities Act of 1933. A Rule 485(a) filing is being made to add Service Shares to the Fund.

The Fund may be marketed through banks, savings associations or credit unions.

The Fund’s Prospectus includes the Financial Highlights and related performance disclosures of an illustrative existing share class. The Financial Highlights for Federated Hermes Trust for U.S. Treasury Obligations includes its July 31, 2022, annual financial information and will be updated by amendment to include its semi-annual financial information as of January 31, 2023, to be filed in its semi-annual report at the end of March 2023. The Fund will file an auditor consent in a Rule 485(b) filing on or about June 1, 2023, to become effective on June 1, 2023, simultaneously with the effectiveness of the Registrant’s Rule 485(a) post-effective amendment.

The Registration respectfully requests comments within 45 days of this filing.

If you have any questions on the enclosed material, please contact me at (724) 720-8209 or via e-mail at kim.mccann@federatedhermes.com.

Very truly yours

/s/Kimberly McCann
Kimberly McCann
Senior Paralegal